Business Segment Information - other non-current assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 266,384	$ 275,443
Canada
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	197,144	202,702
Americas, excluding Canada
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	27	62
Africa
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	23,433	25,796
Asia
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	29	104
Europe
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 45,751	$ 46,779